UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0910 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2017

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	22

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Performance1

Portfolio Managers Michael A. Allison, CFA and Thomas C. Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	10.93%	15.42%	8.86%	5.66%
Fund at Market Price	—	18.82	21.61	12.54	6.04
S&P 500 Index	—	9.34%	17.90%	14.62%	7.18%
MSCI Europe Index	—	15.36	21.11	8.81	0.62
CBOE S&P 500 BuyWrite Index	—	7.21	12.06	7.73	4.61
CBOE NASDAQ–100 BuyWrite Index	—	9.58	17.43	7.72	4.23

% Premium/Discount to NAV[2]
					0.71%

Distributions[3]
Total Distributions per share for the period					$0.559
Distribution Rate at NAV					9.66%
Distribution Rate at Market Price					9.60%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	4.2%

Microsoft Corp.	3.1

Amazon.com, Inc.	2.7

Nestle SA	2.2

Facebook, Inc., Class A	2.1

Alphabet, Inc., Class A	1.9

Roche Holding AG PC	1.6

Novartis AG	1.5

Alphabet, Inc., Class C	1.5

Comcast Corp., Class A	1.4

Total	22.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls

Equity Benchmarks[1]	S&P 500 Index MSCI Europe Index

Morningstar Category	Option Writing

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	354

% US / Non-US	54.5/45.5

Average Market Cap	$168.1 Billion

Call Options Written

% of Stock Portfolio	95%

Average Days to Expiration	17 days

% Out of the Money	1.6%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ–100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100 Index and writes (sells) NASDAQ–100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

Important Notice to Shareholders

Effective June 30, 2017, the Fund changed its secondary
benchmark to the MSCI Europe Index.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 1.6%
Airbus SE	56,122	$4,631,495
General Dynamics Corp.	6,866	1,360,155
L3 Technologies, Inc.	5,966	996,799
Northrop Grumman Corp.	13,028	3,344,418
Raytheon Co.	33,521	5,412,971
Rolls-Royce Holdings PLC	156,584	1,816,158
Textron, Inc.	30,061	1,415,873

		$18,977,869

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$2,292,085
Expeditors International of Washington, Inc.	20,310	1,147,109

		$3,439,194

Airlines — 0.2%
Alaska Air Group, Inc.	16,774	$1,505,634
International Consolidated Airlines Group SA	65,562	521,204

		$2,026,838

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$524,347
BorgWarner, Inc.	11,315	479,303
Compagnie Generale des Etablissements Michelin, Class B	26,277	3,497,309
Denso Corp.	60,300	2,559,018
Toyoda Gosei Co., Ltd.	12,800	306,707
Toyota Industries Corp.	6,400	338,498
Yokohama Rubber Co., Ltd. (The)	75,500	1,522,017

		$9,227,199

Automobiles — 1.1%
Daimler AG(1)	132,059	$9,578,060
Honda Motor Co., Ltd.	32,300	884,957
Isuzu Motors, Ltd.	99,500	1,235,528
Mazda Motor Corp.	49,000	688,396
Toyota Motor Corp.	17,100	898,835
Volkswagen AG, PFC Shares	1,805	275,724

		$13,561,500

Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA	41,559	$346,184
Banco Santander SA(1)	1,466,812	9,739,446
Bank of America Corp.	50,000	1,213,000

Security	Shares	Value

Banks (continued)
BNP Paribas SA	100,600	$7,242,466
Citigroup, Inc.	10,022	670,271
Credit Agricole SA(1)	243,088	3,915,746
Danske Bank A/S	72,886	2,804,148
Fifth Third Bancorp	112,006	2,907,676
First Horizon National Corp.	19,470	339,167
Hiroshima Bank, Ltd. (The)	87,000	387,273
HSBC Holdings PLC(1)	802,083	7,444,905
Huntington Bancshares, Inc.	307,053	4,151,357
ING Groep NV(1)	426,434	7,361,427
Intesa Sanpaolo SpA(1)	2,091,453	6,652,515
JPMorgan Chase & Co.	47,825	4,371,205
KBC Group NV	22,722	1,722,759
KeyCorp	218,919	4,102,542
Lloyds Banking Group PLC	927,572	799,360
PNC Financial Services Group, Inc. (The)	6,406	799,917
Shinsei Bank, Ltd.	336,000	588,592
Societe Generale SA	130,261	7,024,407
SunTrust Banks, Inc.	19,446	1,102,977
U.S. Bancorp	20,850	1,082,532
Wells Fargo & Co.	51,808	2,870,681

		$79,640,553

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	3,893	$429,976
Coca-Cola Co. (The)	50,472	2,263,669
Constellation Brands, Inc., Class A	29,994	5,810,738
Heineken Holding NV	24,773	2,270,693
Heineken NV	7,692	747,928
Kirin Holdings Co., Ltd.	59,000	1,203,517
PepsiCo, Inc.	60,441	6,980,331
Takara Holdings, Inc.	84,000	876,435

		$20,583,287

Biotechnology — 3.5%
AbbVie, Inc.	47,758	$3,462,933
Amgen, Inc.	71,478	12,310,656
BioMarin Pharmaceutical, Inc.(2)	19,589	1,779,073
Celgene Corp.(2)	92,074	11,957,650
Gilead Sciences, Inc.	143,508	10,157,496
Shire PLC(1)	52,601	2,900,362

		$42,568,170

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Building Products — 0.5%
Daikin Industries, Ltd.(1)	62,200	$6,381,224

		$6,381,224

Capital Markets — 1.2%
CME Group, Inc.	4,775	$598,021
GAM Holding AG	43,549	585,509
Moody’s Corp.	18,539	2,255,826
Morgan Stanley	65,092	2,900,499
S&P Global, Inc.	27,142	3,962,461
Schroders PLC	62,659	2,533,674
State Street Corp.	21,373	1,917,799

		$14,753,789

Chemicals — 2.8%
AdvanSix, Inc.(2)	1,261	$39,394
Air Products and Chemicals, Inc.	32,423	4,638,434
Akzo Nobel NV	10,908	948,653
BASF SE(1)	108,986	10,114,882
Daicel Corp.	51,000	637,437
Dow Chemical Co. (The)	14,120	890,548
Eastman Chemical Co.	22,750	1,910,773
Johnson Matthey PLC	77,449	2,898,653
Kaneka Corp.	47,000	359,712
Linde AG	16,210	3,085,621
Mitsubishi Gas Chemical Co., Inc.	27,500	584,083
Nitto Denko Corp.	39,400	3,253,704
Shin-Etsu Chemical Co., Ltd.	22,800	2,075,093
Sumitomo Chemical Co., Ltd.	25,000	144,495
Toray Industries, Inc.	56,000	469,821
Tosoh Corp.	173,000	1,782,976

		$33,834,279

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	42,900	$3,264,046
Waste Management, Inc.	23,366	1,713,896

		$4,977,942

Communications Equipment — 1.1%
Cisco Systems, Inc.	357,128	$11,178,106
Nokia Oyj	245,912	1,507,864

		$12,685,970

Security	Shares	Value

Construction & Engineering — 0.2%
Ferrovial SA	81,605	$1,812,706
Quanta Services, Inc.(2)	10,281	338,450

		$2,151,156

Construction Materials — 0.2%
CRH PLC	62,332	$2,209,251
Imerys SA	4,825	419,987

		$2,629,238

Consumer Finance — 0.4%
American Express Co.	42,280	$3,561,667
Navient Corp.	50,603	842,540

		$4,404,207

Containers & Packaging — 0.2%
International Paper Co.	16,999	$962,313
Sealed Air Corp.	27,433	1,227,901
Toyo Seikan Kaisha, Ltd.	15,800	267,475

		$2,457,689

Distributors — 0.4%
Genuine Parts Co.	28,642	$2,656,832
LKQ Corp.(2)	53,930	1,776,993

		$4,433,825

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(2)	16,883	$2,859,474
Groupe Bruxelles Lambert SA	4,239	408,017
Investor AB, Class B	56,000	2,701,805
ORIX Corp.	41,300	642,621

		$6,611,917

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	99,124	$3,739,948
BT Group PLC(1)	454,642	1,748,207
Deutsche Telekom AG(1)	220,347	3,971,745
Orange SA	56,906	905,654
Proximus SA	25,589	895,599
Verizon Communications, Inc.	105,653	4,718,463

		$15,979,616

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 0.9%
Acciona SA	8,786	$773,545
Edison International	51,169	4,000,904
Iberdrola SA(1)	784,069	6,213,288

		$10,987,737

Electrical Equipment — 0.9%
ABB, Ltd.	258,273	$6,410,621
Fujikura, Ltd.	69,000	580,464
Legrand SA	47,726	3,335,160
Mabuchi Motor Co., Ltd.	6,600	329,887

		$10,656,132

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.(1)	123,800	$3,596,182
Corning, Inc.	19,975	600,249
Kyocera Corp.	45,400	2,638,679
OMRON Corp.	16,500	718,235
Taiyo Yuden Co., Ltd.	124,900	1,973,346
TDK Corp.	40,200	2,657,297

		$12,183,988

Energy Equipment & Services — 0.2%
Halliburton Co.	50,055	$2,137,849

		$2,137,849

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$2,354,370
AvalonBay Communities, Inc.	5,904	1,134,572
British Land Co. PLC (The)	324,390	2,560,910
Japan Real Estate Investment Corp.	67	333,051
Simon Property Group, Inc.	26,522	4,290,199

		$10,673,102

Food & Staples Retailing — 0.8%
CVS Health Corp.	71,786	$5,775,902
FamilyMart UNY Holdings Co., Ltd.	8,600	492,486
Seven & i Holdings Co., Ltd.	44,200	1,823,888
Wal-Mart Stores, Inc.	23,122	1,749,873

		$9,842,149

Food Products — 3.3%
Kraft Heinz Co. (The)	26,742	$2,290,185
Mondelez International, Inc., Class A	224,275	9,686,437
Nestle SA	296,170	25,831,251

Security	Shares	Value

Food Products (continued)
Nissin Foods Holdings Co., Ltd.	11,700	$731,596
Toyo Suisan Kaisha, Ltd.	5,000	191,833
Yakult Honsha Co., Ltd.	8,800	599,835

		$39,331,137

Gas Utilities — 0.0%(3)
Italgas SpA	35,014	$176,580

		$176,580

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	113,910	$5,537,165
Analogic Corp.	10,189	740,231
Dentsply Sirona, Inc.	10,000	648,400
Hologic, Inc.(2)	17,554	796,601
Intuitive Surgical, Inc.(2)	1,000	935,370
Medtronic PLC	8,000	710,000
Olympus Corp.	6,900	252,805
Terumo Corp.	60,500	2,387,267

		$12,007,839

Health Care Providers & Services — 0.9%
DaVita, Inc.(2)	12,963	$839,484
Fresenius SE & Co. KGaA	8,764	752,414
McKesson Corp.	16,774	2,759,994
UnitedHealth Group, Inc.	34,811	6,454,656

		$10,806,548

Hotels, Restaurants & Leisure — 1.0%
Accor SA	26,214	$1,229,677
McDonald’s Corp.	25,986	3,980,016
Six Flags Entertainment Corp.	32,001	1,907,579
Yum! Brands, Inc.	58,297	4,299,987

		$11,417,259

Household Durables — 0.5%
Barratt Developments PLC(1)	337,253	$2,476,875
Casio Computer Co., Ltd.	63,200	974,051
PulteGroup, Inc.	70,920	1,739,668
Sekisui Chemical Co., Ltd.	61,000	1,094,550

		$6,285,144

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,509,842
Colgate-Palmolive Co.	7,994	592,595

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products (continued)
Henkel AG & Co. KGaA, PFC Shares	18,309	$2,524,696
Kimberly-Clark Corp.	21,147	2,730,289
Procter & Gamble Co. (The)	11,603	1,011,201
Reckitt Benckiser Group PLC	20,566	2,084,838
Unicharm Corp.	37,200	936,546

		$12,390,007

Industrial Conglomerates — 2.2%
3M Co.	27,304	$5,684,420
Honeywell International, Inc.	31,549	4,205,166
Nisshinbo Holdings, Inc.	109,000	1,109,059
Siemens AG(1)	113,166	15,566,428

		$26,565,073

Insurance — 4.6%
Ageas	22,500	$906,101
Allianz SE	66,106	13,045,488
Allstate Corp. (The)	16,927	1,497,024
Chubb, Ltd.	13,104	1,905,059
Cincinnati Financial Corp.	42,936	3,110,713
Hartford Financial Services Group, Inc.	48,969	2,574,300
Lincoln National Corp.	22,183	1,499,127
Marsh & McLennan Cos., Inc.	55,718	4,343,775
MetLife, Inc.	47,093	2,587,289
MS&AD Insurance Group Holdings, Inc.	37,200	1,254,707
Principal Financial Group, Inc.	36,247	2,322,345
Prudential Financial, Inc.	27,177	2,938,921
Prudential PLC(1)	349,752	8,028,121
SCOR SE	63,370	2,517,550
St. James’s Place PLC(1)	209,534	3,229,656
Standard Life PLC	192,564	1,001,333
Swiss Life Holding AG	8,264	2,795,479

		$55,556,988

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(2)	33,102	$32,042,736
Netflix, Inc.(2)	21,000	3,137,610
Priceline Group, Inc. (The)(2)	3,947	7,382,943

		$42,563,289

Internet Software & Services — 5.6%
Alphabet, Inc., Class A(2)	24,201	$22,499,186
Alphabet, Inc., Class C(2)	19,187	17,435,802
Facebook, Inc., Class A(2)	163,423	24,673,605

Security	Shares	Value

Internet Software & Services (continued)
LogMeIn, Inc.	5,861	$612,474
United Internet AG	32,975	1,814,746

		$67,035,813

IT Services — 2.5%
Amadeus IT Group SA	24,489	$1,463,847
Atos SE	5,628	789,668
Capgemini SE(1)	34,597	3,573,954
Cognizant Technology Solutions Corp., Class A	79,444	5,275,082
DXC Technology Co.	6,782	520,315
Fidelity National Information Services, Inc.	51,873	4,429,954
Indra Sistemas SA(2)	58,122	838,849
International Business Machines Corp.	10,407	1,600,909
Mastercard, Inc., Class A	32,320	3,925,264
Nomura Research Institute, Ltd.	8,100	320,003
NTT Data Corp.	74,000	825,591
Obic Co., Ltd.	7,300	449,504
Otsuka Corp.	7,800	485,191
PayPal Holdings, Inc.(2)	52,937	2,841,129
Worldpay Group PLC(4)	662,238	2,715,447

		$30,054,707

Leisure Products — 0.2%
Hasbro, Inc.	21,651	$2,414,303

		$2,414,303

Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	6,547	$446,112
Thermo Fisher Scientific, Inc.	17,359	3,028,625

		$3,474,737

Machinery — 1.6%
Dover Corp.	7,424	$595,553
Ebara Corp.	45,600	1,270,496
FANUC Corp.(1)	43,827	8,482,529
Kawasaki Heavy Industries, Ltd.	31,000	92,275
Komatsu, Ltd.	34,000	872,693
Makita Corp.	13,400	496,256
MAN SE	7,139	765,618
NSK, Ltd.	6,000	75,503
Parker-Hannifin Corp.	7,147	1,142,233
SMC Corp.	1,900	580,815
Snap-on, Inc.	6,143	970,594
Stanley Black & Decker, Inc.	24,657	3,469,980

		$18,814,545

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.2%
Charter Communications, Inc.(2)	10,343	$3,484,040
Comcast Corp., Class A	431,542	16,795,615
Dentsu, Inc.	14,500	695,608
Hakuhodo DY Holdings, Inc.	20,900	278,340
Interpublic Group of Cos., Inc.	40,333	992,192
Omnicom Group, Inc.	18,166	1,505,961
ProSiebenSat.1 Media SE	27,382	1,148,659
Sky PLC(1)	447,757	5,798,957
Time Warner, Inc.	10,926	1,097,080
Walt Disney Co. (The)	58,917	6,259,931

		$38,056,383

Metals & Mining — 1.1%
Glencore PLC(1)	1,472,251	$5,516,857
Mitsubishi Materials Corp.	8,000	242,771
Nippon Light Metal Holdings Co., Ltd.	200,000	476,062
Nucor Corp.	23,673	1,369,957
Rio Tinto PLC(1)	142,688	6,043,093

		$13,648,740

Multi-Utilities — 1.1%
CMS Energy Corp.	126,690	$5,859,412
Consolidated Edison, Inc.	13,824	1,117,256
Dominion Energy, Inc.	27,793	2,129,778
Engie SA	62,752	947,162
National Grid PLC	97,770	1,211,417
NiSource, Inc.	42,420	1,075,771
Veolia Environnement SA	37,663	796,820

		$13,137,616

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$717,614
Marks & Spencer Group PLC	398,770	1,730,709
Next PLC	41,584	2,088,507
Nordstrom, Inc.	12,439	594,958
Target Corp.	17,970	939,651

		$6,071,439

Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	12,443	$564,166
BP PLC(1)	1,013,220	5,848,480
Chevron Corp.	72,650	7,579,574
ConocoPhillips	20,000	879,200
ENI SpA(1)	351,386	5,280,581
EOG Resources, Inc.	5,000	452,600

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	47,061	$3,799,234
Idemitsu Kosan Co., Ltd.	10,000	284,487
Marathon Petroleum Corp.	27,916	1,460,844
Newfield Exploration Co.(2)	11,510	327,575
Phillips 66	36,105	2,985,522
Pioneer Natural Resources Co.	4,000	638,320
Royal Dutch Shell PLC, Class A(1)	189,507	5,034,955
Royal Dutch Shell PLC, Class B	30,575	820,828
Snam SpA	175,073	764,046
Total SA(1)	166,408	8,261,653

		$44,982,065

Paper & Forest Products — 0.0%(3)
OJI Paper Co., Ltd.	41,000	$212,277

		$212,277

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,445,570
Kao Corp.(1)	61,054	3,630,167
Unilever NV(1)	193,140	10,661,666
Unilever PLC	15,759	852,844

		$17,590,247

Pharmaceuticals — 7.7%
Allergan PLC	11,024	$2,679,824
Astellas Pharma, Inc.(1)	269,300	3,300,727
AstraZeneca PLC(1)	97,424	6,525,802
Bayer AG(1)	31,622	4,098,529
Chugai Pharmaceutical Co., Ltd.(1)	99,100	3,712,871
Eisai Co., Ltd.	23,146	1,280,611
Eli Lilly & Co.	17,949	1,477,203
Hisamitsu Pharmaceutical Co., Inc.	3,300	158,214
Indivior PLC	25,431	103,553
Johnson & Johnson	60,088	7,949,041
Mallinckrodt PLC(2)	6,475	290,145
Merck & Co., Inc.	103,665	6,643,890
Mitsubishi Tanabe Pharma Corp.	10,000	231,321
Novartis AG(1)	218,832	18,278,294
Pfizer, Inc.	104,651	3,515,227
Roche Holding AG PC(1)	74,965	19,154,670
Sanofi(1)	124,447	11,924,500
Takeda Pharmaceutical Co., Ltd.	14,631	742,801
UCB SA	9,177	631,160

		$92,698,383

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.4%
Equifax, Inc.	15,217	$2,091,120
Experian PLC	85,608	1,756,919
Robert Half International, Inc.	30,884	1,480,270
Wolters Kluwer NV	961	40,644

		$5,368,953

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$723,647
CBRE Group, Inc., Class A(2)	41,385	1,506,414
Daito Trust Construction Co., Ltd.	6,300	981,512
Heiwa Real Estate Co., Ltd.	40,500	654,275
Sumitomo Realty & Development Co., Ltd.	23,000	712,270

		$4,578,118

Road & Rail — 0.8%
Central Japan Railway Co.	5,500	$898,242
CSX Corp.	115,014	6,275,164
East Japan Railway Co.	6,400	613,096
Kansas City Southern	15,468	1,618,726
Keio Corp.	76,000	637,051

		$10,042,279

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	288,696	$9,740,603
Marvell Technology Group, Ltd.	84,177	1,390,604
Microchip Technology, Inc.	4,320	333,418
NXP Semiconductors NV(2)	54,841	6,002,347
QUALCOMM, Inc.	86,673	4,786,083
Texas Instruments, Inc.	134,483	10,345,777
Tokyo Electron, Ltd.(1)	54,600	7,381,536
Versum Materials, Inc.	16,211	526,858

		$40,507,226

Software — 4.6%
Citrix Systems, Inc.(2)	34,110	$2,714,474
Electronic Arts, Inc.(2)	53,174	5,621,555
Konami Holdings Corp.	5,500	306,161
Microsoft Corp.	546,621	37,678,586
Oracle Corp.	156,176	7,830,665
Trend Micro, Inc.	14,097	728,575

		$54,880,016

Specialty Retail — 2.0%
CarMax, Inc.(2)	5,464	$344,560
Fast Retailing Co., Ltd.(1)	34,100	11,403,876

Security	Shares	Value

Specialty Retail (continued)
Fnac Darty SA(2)	922	$74,740
Home Depot, Inc. (The)	42,734	6,555,396
Lowe’s Cos., Inc.	50,810	3,939,299
Tiffany & Co.	19,173	1,799,769
USS Co., Ltd.	27,200	542,126

		$24,659,766

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	352,113	$50,711,314
Brother Industries, Ltd.	18,000	416,934
Canon, Inc.	19,100	649,693
Hewlett Packard Enterprise Co.	78,955	1,309,864
HP, Inc.	58,955	1,030,533

		$54,118,338

Textiles, Apparel & Luxury Goods — 1.8%
adidas AG	11,824	$2,267,236
Asics Corp.	20,000	371,692
Christian Dior SE	10,660	3,048,090
Hanesbrands, Inc.	32,716	757,703
Kering SA	7,380	2,512,976
LVMH Moet Hennessy Louis Vuitton SE	32,072	8,019,775
NIKE, Inc., Class B	83,464	4,924,376

		$21,901,848

Tobacco — 2.6%
British American Tobacco PLC	211,393	$14,404,927
Imperial Brands PLC(1)	143,738	6,459,172
Japan Tobacco, Inc.	76,500	2,688,828
Philip Morris International, Inc.	64,219	7,542,521

		$31,095,448

Trading Companies & Distributors — 0.4%
Marubeni Corp.	20,000	$129,573
Mitsubishi Corp.	37,000	777,777
Sumitomo Corp.	96,700	1,260,985
Wolseley PLC(1)	47,906	2,940,360

		$5,108,695

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,074,672

		$1,074,672

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 1.6%
KDDI Corp.(1)	163,300	$4,318,897
SoftBank Group Corp.(1)	112,298	9,128,715
T-Mobile US, Inc.(2)	7,000	424,340
Vodafone Group PLC(1)	2,099,564	5,962,662

		$19,834,614

Total Common Stocks — 99.4% (identified cost $507,453,328)		$1,196,267,511

Call Options Written — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

Dow Jones Euro Stoxx 50 Index	1,300	EUR 3,600	7/7/17	$(1,907)
Dow Jones Euro Stoxx 50 Index	1,315	EUR 3,575	7/14/17	(31,577)
Dow Jones Euro Stoxx 50 Index	1,315	EUR 3,575	7/21/17	(70,573)
Dow Jones Euro Stoxx 50 Index	1,310	EUR 3,525	7/28/17	(297,063)
FTSE 100 Index	705	GBP 7,500	7/21/17	(121,994)
FTSE 100 Index	700	GBP 7,550	7/21/17	(66,873)
NASDAQ 100 Index	105	USD 5,900	7/7/17	(1,575)
NASDAQ 100 Index	110	USD 5,700	7/14/17	(457,600)
NASDAQ 100 Index	105	USD 5,850	7/21/17	(116,550)
NASDAQ 100 Index	110	USD 5,800	7/28/17	(352,550)
Nikkei 225 Index	165	JPY 20,125	7/7/17	(136,530)
Nikkei 225 Index	165	JPY 20,125	7/14/17	(224,709)
Nikkei 225 Index	165	JPY 20,250	7/21/17	(212,185)
Nikkei 225 Index	165	JPY 20,375	7/28/17	(196,211)
S&P 500 Index	130	USD 2,440	7/3/17	(4,875)
S&P 500 Index	130	USD 2,435	7/5/17	(28,275)
S&P 500 Index	130	USD 2,435	7/7/17	(61,750)
S&P 500 Index	130	USD 2,430	7/10/17	(108,550)
S&P 500 Index	130	USD 2,445	7/12/17	(52,650)
S&P 500 Index	130	USD 2,435	7/14/17	(122,850)
S&P 500 Index	130	USD 2,450	7/17/17	(57,200)
S&P 500 Index	125	USD 2,440	7/19/17	(120,000)
S&P 500 Index	125	USD 2,440	7/21/17	(138,750)
S&P 500 Index	130	USD 2,450	7/24/17	(99,450)
S&P 500 Index	130	USD 2,440	7/26/17	(169,650)
S&P 500 Index	130	USD 2,460	7/28/17	(79,950)
SMI Index	555	CHF 9,050	7/21/17	(224,654)

Total Call Options Written (premiums received $9,058,625)				$(3,556,501)

Other Assets, Less Liabilities — 0.9%				$11,349,837

Net Assets — 100.0%				$1,204,060,847

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged and/or segregated as collateral in connection with open foreign exchange-traded options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $2,715,447 or 0.2% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.5%	$652,202,166
Japan	11.0	131,069,112
United Kingdom	9.7	116,062,188
France	6.3	75,743,461
Switzerland	6.1	73,055,824
Germany	6.0	71,301,931
Netherlands	2.4	28,033,358
Spain	1.8	21,709,069
Italy	1.1	12,873,722
Belgium	0.4	4,993,612
Denmark	0.2	2,804,148
Sweden	0.2	2,701,805
Ireland	0.2	2,209,251
Finland	0.1	1,507,864

Total Investments	100.0%	$1,196,267,511

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investments, at value (identified cost, $507,453,328)	$1,196,267,511
Cash	7,323,131
Foreign currency, at value (identified cost, $960,533)	965,346
Dividends receivable	1,388,310
Receivable for investments sold	27,980
Receivable for premiums on written options	1,259,545
Receivable from the transfer agent	308,987
Tax reclaims receivable	3,562,280
Total assets	$1,211,103,090

Liabilities
Written options outstanding, at value (premiums received, $9,058,625)	$3,556,501
Payable for investments purchased	2,251,144
Payable to affiliates:
Investment adviser fee	994,414
Trustees’ fees	17,060
Accrued expenses	223,124
Total liabilities	$7,042,243
Commitments and contingencies (see Note 9)
Net Assets	$1,204,060,847

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 106,551,306 shares issued and outstanding	$1,065,513
Additional paid-in capital	593,193,758
Accumulated net realized loss	(32,429,872)
Accumulated distributions in excess of net investment income	(52,070,569)
Net unrealized appreciation	694,302,017
Net Assets	$1,204,060,847

Net Asset Value
($1,204,060,847 ÷ 106,551,306 common shares issued and outstanding)	$11.30

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $1,376,119)	$17,132,648
Total investment income	$17,132,648

Expenses
Investment adviser fee	$5,859,819
Trustees’ fees and expenses	36,034
Custodian fee	198,686
Transfer and dividend disbursing agent fees	8,869
Legal and accounting services	56,862
Printing and postage	210,273
Miscellaneous	62,881
Total expenses	$6,433,424

Net investment income	$10,699,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,832,362
Written options	(33,408,729)
Foreign currency transactions	151,610
Payment by affiliate	42,424
Net realized loss	$(5,382,333)
Change in unrealized appreciation (depreciation) —
Investments	$112,851,769
Written options	4,361,125
Foreign currency	212,039
Net change in unrealized appreciation (depreciation)	$117,424,933

Net realized and unrealized gain	$112,042,600

Net increase in net assets from operations	$122,741,824

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$10,699,224	$17,389,048
Net realized gain (loss) from investment transactions, written options, foreign currency transactions and payment by affiliate	(5,382,333)	15,656,080
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	117,424,933	369,449
Net increase in net assets from operations	$122,741,824	$33,414,577
Distributions to shareholders —
From net investment income	$(59,476,436)*	$(16,535,796)
Tax return of capital	—	(107,746,742)
Total distributions	$(59,476,436)	$(124,282,538)
Capital share transactions —
Reinvestment of distributions	$1,218,099	$—
Net increase in net assets from capital share transactions	$1,218,099	$—

Net increase (decrease) in net assets	$64,483,487	$(90,867,961)

Net Assets
At beginning of period	$1,139,577,360	$1,230,445,321
At end of period	$1,204,060,847	$1,139,577,360

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(52,070,569)	$(3,293,357)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.710		$11.560	$12.290	$13.130	$12.370	$12.220

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.163	$0.183	$0.233	$0.173	$0.223
Net realized and unrealized gain	1.049		0.155	0.255	0.095	1.754	1.084

Total income from operations	$1.149		$0.318	$0.438	$0.328	$1.927	$1.307

Less Distributions
From net investment income	$(0.559	)*	$(0.155)	$(0.183)	$(0.242)	$(0.189)	$(0.233)
Tax return of capital	—		(1.013)	(0.985)	(0.926)	(0.979)	(0.935)

Total distributions	$(0.559)		$(1.168)	$(1.168)	$(1.168)	$(1.168)	$(1.168)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$0.001	$0.011

Net asset value — End of period	$11.300		$10.710	$11.560	$12.290	$13.130	$12.370

Market value — End of period	$11.380		$10.070	$11.230	$11.020	$12.100	$10.690

Total Investment Return on Net Asset Value(2)	10.93	%(3)	3.46%	3.92%	2.97%	17.46%	12.46%

Total Investment Return on Market Value(2)	18.82	%(3)	0.14%	12.59%	0.19%	25.26%	15.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,204,061		$1,139,577	$1,230,445	$1,308,077	$1,397,576	$1,317,270
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.10	%(5)	1.10%	1.09%	1.10%	1.10%	1.08%
Net investment income	1.83	%(5)	1.50%	1.50%	1.80%	1.37%	1.77%
Portfolio Turnover	1	%(3)	8%	7%	2%	2%	5%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2017, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $56,000 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

17

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2017, the amount of distributions estimated to be a tax return of capital was approximately $53,078,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $23,825,442 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $23,825,442 are short-term.

Additionally, at December 31, 2016, the Fund had a late year ordinary loss of $104,332, related to certain specified losses realized after October 31, 2016, which it has elected to defer to the following taxable year pursuant to income tax regulations.

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$510,898,605

Gross unrealized appreciation	$686,545,108
Gross unrealized depreciation	(1,176,202)

Net unrealized appreciation	$685,368,906

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2017, the Fund’s investment adviser fee amounted to $5,859,819. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

In May 2017, an equity options trader formerly employed by EVM pled guilty to criminal charges of defrauding EVM and certain Eaton Vance-sponsored funds, including the Fund, by diverting Fund trading profits to an undisclosed personal brokerage account. The damages to the Fund as a result of this activity were determined to be $42,424, including interest. During the six months ended June 30, 2017, EVM paid this amount to the Fund. The Fund has also filed a claim under the Fund’s and EVM’s joint fidelity bond, and the Fund will direct any reimbursement made under the fidelity bond to be paid to EVM. The amount of the payment is reported on the Fund’s Statement of Operations under the caption “Net realized gain (loss) — Payment by affiliate.” This payment had no impact on the Fund’s total return.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,548,599 and $96,238,202, respectively, for the six months ended June 30, 2017.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2017 were 108,571. There were no common shares issued by the Fund for the year ended December 31, 2016.

The Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program that has been in effect since August 6, 2012. Pursuant to the terms of the reauthorization of the program, the Fund may repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2017 and the year ended December 31, 2016.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2017 is included in the Portfolio of Investments. All of the securities of the Fund, unless otherwise pledged and/or segregated, are subject to segregation to satisfy the requirements of the escrow agent with respect to U.S. exchange-traded options. At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	760,620	$11,251,134
Options written	808,795	65,567,003
Options terminated in closing purchase transactions	(448,570)	(31,289,265)
Options exercised	(22,395)	(19,869,160)
Options expired	(1,088,610)	(16,601,087)

Outstanding, end of period	9,840	$9,058,625

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(3,556,501)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(33,408,729)	$4,361,125

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$111,808,501	$68,783,454	$—	$180,591,955
Consumer Staples	51,389,153	79,443,122	—	130,832,275
Energy	20,824,884	26,295,030	—	47,119,914
Financials	65,288,165	95,679,289	—	160,967,454
Health Care	85,119,776	76,435,901	—	161,555,677
Industrials	44,768,531	70,816,041	—	115,584,572
Information Technology	235,614,756	35,851,302	—	271,466,058
Materials	11,039,320	41,742,903	—	52,782,223
Real Estate	9,285,555	5,965,665	—	15,251,220
Telecommunication Services	8,882,751	26,931,479	—	35,814,230
Utilities	14,183,121	10,118,812	—	24,301,933
Total Common Stocks	$658,204,513	$538,062,998 *	$—	$1,196,267,511
Total Investments	$658,204,513	$538,062,998	$—	$1,196,267,511

Liability Description

Call Options Written	$(1,972,225)	$(1,584,276)	$—	$(3,556,501)

Total	$(1,972,225)	$(1,584,276)	$—	$(3,556,501)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.07% of net assets at June 30, 2017).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 20, 2017. The following action was taken by the shareholders:

Item 1:  The election of Mark R. Fetting, Valerie A. Mosley, Helen Frame Peters and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2020.

Nominee for Trustee Elected by All Shareholders	Number of Shares(1)
	For	Withheld
Mark R. Fetting	92,944,247	2,256,791
Valerie A. Mosley	92,693,818	2,507,221
Helen Frame Peters	92,538,303	2,662,736
Ralph F. Verni	92,609,496	2,591,542

(1)	Excludes fractional shares.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the experience of the Sub-adviser’s investment professionals in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. In considering the performance of the Fund, the Board noted, among other things, the Fund’s investments in non-U.S. stocks versus that of comparable funds and the Fund’s performance relative to its customized peer group.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of June 30, 2017, Fund records indicate that there are 28 registered shareholders and approximately 53,915 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle,  WA 98101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 24, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: August 24, 2017